Accounting principles, Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Backlog [Member] | Maximum [Member]
Estimated useful life of intangible assets [Abstract]
Estimated useful lives	3 years
Licenses, Patents and Trademarks [Member] | Maximum [Member]
Estimated useful life of intangible assets [Abstract]
Estimated useful lives	20 years
Software [Member] | Minimum [Member]
Estimated useful life of intangible assets [Abstract]
Estimated useful lives	3 years
Software [Member] | Maximum [Member]
Estimated useful life of intangible assets [Abstract]
Estimated useful lives	7 years